Income taxes - Reconciliation of Income Tax Provision (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Accounting profit before tax from continuing operations	€ 1,936	€ 2,203	€ 1,957
Tax expense at the UK statutory rate	484	518	371
Taxation of foreign operations, net	28	43	115
Non-deductible expense items for tax purposes	16	15	2
Tax effect from change in tax rate	3	0	0
Deferred taxes not recognised	(3)	(10)	7
Adjustment in respect of prior periods	(36)	(32)	(59)
Income tax charge per the consolidated income statement	492	€ 534	€ 436
Tax and Customs Administration, New Zealand
Disclosure of geographical areas [line items]
Tax effect from change in tax rate	€ 3